Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory
Inventory	$ 7,131	$ 5,982
Amount of inventory recognized as expense	(8,500)	(8,500)	$ (8,300)
Inventory provisions	(702)	(752)	(603)
Reversed inventory Provisions	255	218	$ 216
Raw material, consumables
Inventory
Inventory	967	751
Work in progress
Inventory
Inventory	3,324	3,024
Finished products
Inventory
Inventory	$ 2,840	$ 2,207